[TARGACEPT, INC. LETTERHEAD]

April 16, 2010

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Targacept, Inc. Notice of Annual Meeting and Internet Availability of Proxy Materials

Ladies and Gentlemen:

On behalf of Targacept, Inc. (the “Company”), accompanying this letter for filing please find: (i) the notice of annual meeting and internet availability of proxy materials to be provided by the Company to its stockholders pursuant to Rule 14a-16 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), in connection with the Company’s 2010 Annual Meeting of Stockholders scheduled for June 10, 2010; and (ii) the Schedule 14A cover page required pursuant to Rule 14a-6(m) promulgated under the Exchange Act.

Sincerely,

Targacept, Inc.

By:	/s/ Peter A. Zorn
Peter A. Zorn
Senior Vice President, Legal Affairs, General
Counsel and Secretary